Share Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Common Stock, Capital Shares Reserved for Future Issuance	9,165,197
Share-based Payment Arrangement, Expense	$ 1,440	$ 2,010
Share-based Payment Arrangement, Expense, Tax Benefit	$ 23	$ 211